Non-Operating Expenses - Schedule of Non-Operating Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Non-Operating Expenses [Abstract]
Foreign exchange losses	$ 4,041	$ 1,279
Impairment loss on crypto assets	323
Loss on remeasurement of previously held equity interest	320
Derecognition of WECAN tokens upon consolidation of Wecan	239
Unrealized loss on investment	91
Financial charges	189	198
Interest expense	14	40
Other components of defined benefit plans	25
Other	24
Total non-operating expenses	$ 5,266	$ 1,517